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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-09911________________________

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         June 30, 2010

Date of reporting period:       March 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments
March 31, 2010 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 26.7%
Hotels, Restaurants & Leisure - 8.8%
Cheesecake Factory, Inc. (The) (a)	2,500,000	$67,650,000
Chipotle Mexican Grill, Inc. - Class A (a)	661,000	74,474,870
Darden Restaurants, Inc.	1,497,000	66,676,380
Panera Bread Co. - Class A (a)	1,930,000	147,625,700
PF Chang's China Bistro, Inc. (a)	400,000	17,652,000
Royal Caribbean Cruises Ltd. (a)	1,382,000	45,592,180
Starbucks Corp. (a)	3,000,000	72,810,000
		492,481,130
Internet & Catalog Retail - 4.8%
Amazon.com, Inc. (a)	823,000	111,705,790
Netflix, Inc. (a)	2,129,000	156,992,460
		268,698,250
Media - 0.4%
ComCast Corp. - Class A	1,050,000	19,761,000

Multiline Retail - 1.0%
Kohl's Corp. (a)	1,000,000	54,780,000

Specialty Retail - 9.6%
Aéropostale, Inc. (a)	5,802,500	167,286,075
American Eagle Outfitters, Inc.	3,131,000	57,986,120
Bed Bath & Beyond, Inc. (a)	2,715,000	118,808,400
Best Buy Co., Inc.	1,000,000	42,540,000
GameStop Corp. - Class A (a)	1,500,000	32,865,000
Limited Brands, Inc.	900,000	22,158,000
Ross Stores, Inc.	500,000	26,735,000
TJX Cos., Inc. (The)	1,500,000	63,780,000
		532,158,595
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.	1,000,000	39,520,000
NIKE, Inc. - Class B	755,000	55,492,500
Under Armour, Inc. - Class A (a)	720,000	21,175,200
		116,187,700
Consumer Staples - 10.3%
Beverages - 2.4%
Coca-Cola Co. (The)	1,500,000	82,500,000
PepsiCo, Inc.	731,000	48,362,960
		130,862,960

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Consumer Staples - 10.3% (Continued)
Food & Staples Retailing - 2.3%
Walgreen Co.	3,500,000	$129,815,000

Food Products - 2.5%
General Mills, Inc.	1,000,000	70,790,000
J.M. Smucker Co. (The)	240,000	14,462,400
Kellogg Co.	1,000,000	53,430,000
		138,682,400
Household Products - 3.1%
Clorox Co. (The)	500,000	32,070,000
Colgate-Palmolive Co.	1,622,000	138,291,720
		170,361,720
Energy - 6.4%
Energy Equipment & Services - 3.8%
Diamond Offshore Drilling, Inc.	600,000	53,286,000
Dresser-Rand Group, Inc. (a)	1,250,000	39,275,000
Noble Corp. (a)	750,000	31,365,000
Transocean Ltd. (a)	1,000,000	86,380,000
		210,306,000
Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	350,000	26,540,500
Exxon Mobil Corp.	1,500,000	100,470,000
Marathon Oil Corp.	500,000	15,820,000
		142,830,500
Financials - 0.5%
Insurance - 0.5%
Berkshire Hathaway, Inc. - Class B (a)	375,000	30,476,250

Health Care - 25.8%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,000,000	59,760,000
Martek Biosciences Corp. (a)	530,000	11,930,300
		71,690,300
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	185,000	29,888,600
Align Technology, Inc. (a)	1,518,000	29,358,120
ArthroCare Corp. (a)	1,060,000	31,503,200
Becton, Dickinson and Co.	428,000	33,696,440
IDEXX Laboratories, Inc. (a)	741,000	42,644,550

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 25.8% (Continued)
Health Care Equipment & Supplies - 3.5% (Continued)
Stryker Corp.	500,000	$28,610,000
		195,700,910
Health Care Providers & Services - 5.0%
Humana, Inc. (a)	3,000,000	140,310,000
Laboratory Corp. of America Holdings (a)	226,000	17,110,460
LifePoint Hospitals, Inc. (a)	470,000	17,286,600
Patterson Cos., Inc.	430,000	13,351,500
WellPoint, Inc. (a)	1,500,000	96,570,000
		284,628,560
Life Sciences Tools & Services - 5.8%
Illumina, Inc. (a)	1,360,000	52,904,000
Life Technologies Corp. (a)	3,000,000	156,810,000
Pharmaceutical Product Development, Inc.	550,000	13,062,500
Waters Corp. (a)	1,458,000	98,473,320
		321,249,820
Pharmaceuticals - 10.2%
Abbott Laboratories	1,500,000	79,020,000
AstraZeneca plc - ADR	3,000,000	134,160,000
Biovail Corp.	2,000,000	33,540,000
Endo Pharmaceuticals Holdings, Inc. (a)	1,600,000	37,904,000
Forest Laboratories, Inc. (a)	150,000	4,704,000
Johnson & Johnson	1,000,000	65,200,000
Merck & Co., Inc.	2,000,000	74,700,000
Novartis AG - ADR	1,000,000	54,100,000
Pfizer, Inc.	3,897,000	66,833,550
Shire plc - ADR	183,000	12,070,680
		562,232,230
Industrials - 1.1%
Commercial Services & Supplies - 0.1%
Cintas Corp.	225,000	6,320,250

Electrical Equipment - 0.6%
SunPower Corp. - Class A (a)	1,400,000	26,460,000
Thomas & Betts Corp. (a)	125,000	4,905,000
		31,365,000
Machinery - 0.4%
Timken Co.	820,000	24,608,200

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Information Technology - 28.8%
Communications Equipment - 4.4%
ADTRAN, Inc.	1,754,000	$46,217,900
Cisco Systems, Inc. (a)	5,000,000	130,150,000
EchoStar Corp. - Class A (a)	180,000	3,650,400
Research In Motion Ltd. (a)	900,000	66,555,000
		246,573,300
Computers & Peripherals - 6.1%
Dell, Inc. (a)	2,000,000	30,020,000
International Business Machines Corp.	250,000	32,062,500
NetApp, Inc. (a)	3,000,000	97,680,000
QLogic Corp. (a)	3,320,000	67,396,000
Synaptics, Inc. (a)	3,000,000	82,830,000
Western Digital Corp. (a)	650,000	25,343,500
		335,332,000
Electronic Equipment & Instruments - 1.5%
Corning, Inc.	4,000,000	80,840,000
FUJIFILM Holdings Corp. - ADR	49,400	1,696,890
		82,536,890
Internet Software & Services - 2.0%
eBay, Inc. (a)	3,000,000	80,850,000
Vistaprint N.V. (a)	521,000	29,827,250
		110,677,250
IT Services - 3.1%
Amdocs Ltd. (a)	1,250,000	37,637,500
Cognizant Technology Solutions Corp. - Class A (a)	500,000	25,490,000
Computer Sciences Corp. (a)	1,820,000	99,171,800
Sapient Corp. (a)	700,000	6,398,000
		168,697,300
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	1,000,000	24,310,000
Analog Devices, Inc.	1,500,000	43,230,000
Broadcom Corp. - Class A	1,500,000	49,770,000
Intel Corp.	2,000,000	44,520,000
NVIDIA Corp. (a)	1,000,000	17,380,000
Semtech Corp. (a)	1,935,000	33,727,050
Xilinx, Inc.	3,000,000	76,500,000
		289,437,050
Software - 6.5%
Autodesk, Inc. (a)	200,000	5,884,000
Check Point Software Technologies Ltd. (a)	1,648,000	57,778,880

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Information Technology - 28.8% (Continued)
Software - 6.5% (Continued)
FactSet Research Systems, Inc.	1,250,000	$91,712,500
Microsoft Corp.	5,000,000	146,350,000
Oracle Corp.	2,500,000	64,225,000
		365,950,380
Materials - 0.1%
Chemicals - 0.1%
BASF SE - ADR	76,800	4,784,640

Total Common Stocks (Cost $4,681,462,564)		$5,539,185,585

PUT OPTION CONTRACTS - 2.0%	Contracts	Value
Nasdaq 100 Index Option, 05/22/2010 at $1,900	3,000	$8,832,000
Russell 2000 Index Option, 06/19/2010 at $450	8,000	456,000
S&P 500 Index Option, 05/22/2010 at $1,160	15,500	38,967,000
S&P 500 Index Option, 06/19/2010 at $1,150	21,000	65,100,000
Total Put Option Contracts (Cost $132,359,665)		$113,355,000

Total Investments at Value - 101.7% (Cost $4,813,822,229)		$5,652,540,585

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 14.3%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	606,622,789	$606,622,789
First American Treasury Obligations Fund - Class Y, 0.00% (b)	186,668,395	186,668,395
Total Money Market Funds (Cost $793,291,184)		$793,291,184

Total Investments and Money Market Funds at Value - 116.0% (Cost $5,607,113,413)		$6,445,831,769

Liabilities in Excess of Other Assets - (16.0%)		(891,350,539)

Net Assets - 100.0%		$5,554,481,230

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2010.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Open Written Option Contracts
March 31, 2010 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
06/19/2010 at $1,600	3,000	$108,633,000	$88,546,758
Russell 2000 Index Option,
06/19/2010 at $450	8,000	182,008,000	152,228,688
S&P 500 Index Option,
06/19/2010 at $900	6,000	160,188,000	139,791,516
S&P 500 Index Option,
06/19/2010 at $1,000	9,500	162,203,000	135,063,557
S&P 500 Index Option,
06/19/2010 at $1,060	9,000	104,463,000	69,287,274
S&P 500 Index Option,
06/19/2010 at $1,080	12,000	118,680,000	75,583,032
Total Written Option Contracts		$836,175,000	$660,500,825

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
Schedule of Investments
March 31, 2010 (Unaudited)

COMMON STOCKS - 5.1%	Shares	Value
Materials - 2.2%
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	55,000	$3,061,850
AngloGold Ashanti Ltd. - ADR	55,000	2,087,250
Barrick Gold Corp.	355,000	13,610,700
Compania de Minas Buenaventura S.A. - ADR	5,000	154,850
Goldcorp, Inc.	5,000	186,100
Harmony Gold Mining Co. Ltd. - ADR	10,000	94,800
Newmont Mining Corp.	305,000	15,533,650
Randgold Resources Ltd. - ADR	5,000	384,150
Stillwater Mining Co. (a)	10,000	129,800
		35,243,150
Utilities - 2.9%
Electric Utilities - 1.3%
DPL, Inc.	300,000	8,157,000
Pepco Holdings, Inc.	300,000	5,145,000
Pinnacle West Capital Corp.	200,000	7,546,000
		20,848,000
Multi-Utilities - 1.6%
Alliant Energy Corp.	100,000	3,326,000
Ameren Corp.	200,000	5,216,000
Consolidated Edison, Inc.	65,000	2,895,100
DTE Energy Co.	200,000	8,920,000
SCANA Corp.	141,200	5,307,708
		25,664,808

Total Common Stocks (Cost $78,900,742)		$81,755,958

U.S. TREASURY OBLIGATIONS - 68.0%	Par Value	Value
U.S. Treasury Bills(b) - 21.6%
0.16%, due 06/17/2010	$100,000,000	$99,971,100
0.19%, due 07/01/2010	250,000,000	249,908,250
		349,879,350
U.S. Treasury Bonds - 1.4%
4.25%, due 05/15/2039	25,000,000	23,171,900

HUSSMAN STRATEGIC TOTAL RETURN FUND
Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 68.0% (Continued)	Par Value	Value
U.S. Treasury Inflation-Protection Notes - 7.3%
2.00%, due 04/15/2012	$26,693,000	$27,977,601
2.00%, due 07/15/2014	28,735,750	30,596,849
2.375%, due 01/15/2027	16,115,550	16,825,633
2.50%, due 01/15/2029	40,366,000	42,762,731
		118,162,814
U.S. Treasury Notes - 37.7%
2.625%, due 05/31/2010	50,000,000	50,216,800
3.00%, due 08/31/2016	75,000,000	74,478,525
2.75%, due 02/15/2019	50,000,000	46,425,800
3.125%, due 05/15/2019	50,000,000	47,636,750
3.625%, due 08/15/2019	200,000,000	197,625,200
3.375%, due 11/15/2019	200,000,000	193,047,000
		609,430,075

Total U.S. Treasury Obligations (Cost $1,102,556,876)		$1,100,644,139

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
CurrencyShares British Pound Sterling Trust (a)	50,000	$7,559,500
CurrencyShares Euro Trust	100,000	13,473,000
CurrencyShares Japanese Yen Trust (a)	150,000	15,907,500
SPDR DB International Government Inflation-Protected Bond ETF	160,000	8,864,000
Total Exchange-Traded Funds (Cost $46,217,940)		$45,804,000

Total Investments at Value - 75.9% (Cost $1,227,675,558)		$1,228,204,097

HUSSMAN STRATEGIC TOTAL RETURN FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 23.8%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (c)	111,004,364	$111,004,364
First American Treasury Obligations Fund - Class Y, 0.00% (c)	274,459,056	274,459,056
Total Money Market Funds (Cost $385,463,420)		$385,463,420

Total Investments and Money Market Funds at Value - 99.7% (Cost $1,613,138,978)		$1,613,667,517

Other Assets in Excess of Liabilities - 0.3%		5,319,566

Net Assets - 100.0%		$1,618,987,083

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2010.

See accompanying notes to Schedules of Investments.

Hussman Investment Trust
Notes to Schedules of Investments
March 31, 2010 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic Growth Fund and Hussman Total Return Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Econometrics Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2010, all options held by Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.  The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less may be determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, options contracts purchased and written by Hussman Strategic Growth Fund are classified as Level 2 since the options are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value, pursuant to procedures approved by the Board of Trustees.  U.S. Government Agency and Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Shares of money market funds are classified as Level 2 because their shares are valued at amortized cost, which approximates fair value absent unusual circumstances.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Hussman Investment Trust
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2010 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$5,539,185,585	$-	$-	$5,539,185,585
Put Option Contracts	-	113,355,000	-	113,355,000
Money Market Funds	-	793,291,184	-	793,291,184
Written Call Option Contracts	-	(836,175,000)	-	(836,175,000)
Total	$5,539,185,585	$70,471,184	$-	$5,609,656,769

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$81,755,958	$-	$-	$81,755,958
U.S. Treasury Obligations	-	1,100,644,139	-	1,100,644,139
Exchange-Traded Funds	45,804,000	-	-	45,804,000
Money Market Funds	-	385,463,420	-	385,463,420
Total	$127,559,958	$1,486,107,559	$-	$1,613,667,517

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2010:

	Hussman	Hussman
	Strategic	Strategic Total
	Growth Fund	Return Fund

Cost of portfolio investments and option contracts	$4,962,752,199	$1,613,116,360

Gross unrealized appreciation	$928,579,338	$17,499,834
Gross unrealized depreciation	(281,674,768)	(16,948,677)

Net unrealized appreciation	$646,904,570	$551,157

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and differing treatments of realized and unrealized gains and losses on exchange-traded funds taxed as grantor trusts.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2010 (Unaudited)

COMMON STOCKS - 30.4%	Shares	Value
Brazil - 0.5%
Telesp - Telecomunicações de São Paulo S.A. - ADR	2,000	$43,520

China - 3.3%
JA Solar Holdings Co. Ltd. - ADR (a)	8,000	44,880
Mindray Medical International Ltd. - ADR	3,500	127,470
Trina Solar Ltd - ADR (a)	4,000	97,640
		269,990
France - 2.9%
Dassault Systèmes S.A. - ADR	2,250	133,200
L'Oréal (b)	1,000	105,355
		238,555
Germany - 4.8%
BASF SE - ADR	1,500	93,450
Beiersdorf AG (b)	2,000	119,784
Puma AG Rudolf Dassler Sport (b)	350	111,063
SAP AG - ADR	1,500	72,255
		396,552
India - 2.4%
Infosys Technologies Ltd. - ADR	1,500	88,275
Wipro Ltd. - ADR	4,500	104,895
		193,170
Ireland - 1.3%
ICON plc - ADR (a)	4,000	105,600

Mexico - 1.2%
América Móvil S.A.B. de C.V. - Series A - ADR	2,000	100,360

Netherlands - 3.3%
Fugro N.V. (b)	940	61,455
TNT N.V. (b)	3,500	100,413
Unilever N.V.	3,500	105,560
		267,428
Portugal - 0.5%
Portugal Telecom, SGPS, S.A. - ADR	4,000	44,440

Russia - 0.7%
Mobile TeleSystems - ADR	1,000	55,500

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

COMMON STOCKS - 30.4% (Continued)	Shares	Value
Sweden - 0.8%
Telefonaktiebolaget LM Ericsson - ADR	6,000	$62,580

Switzerland - 3.4%
Nestlé S.A. - ADR	3,000	153,600
Novartis AG - ADR	2,250	121,725
		275,325
Turkey - 0.3%
Turkcell Iletisim Hizmetleri AS - ADR	1,500	22,590

United Kingdom - 5.0%
AstraZeneca PLC - ADR	3,000	134,160
BP plc - ADR	1,200	68,484
Carnival plc - ADR	4,000	163,760
Marks & Spencer Group plc (b)	8,500	47,739
		414,143

Total Common Stocks (Cost $2,447,056)		$2,489,753

PUT OPTION CONTRACTS - 0.1%	Contracts	Value
S&P 500 Index Option, 6/19/2010 at $1,080 (Cost $11,607)	5	$7,025

Total Investments at Value - 30.5% (Cost $2,458,663)		$2,496,778

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 69.5%	Shares	Value
Northern Institutional Treasury Portfolio, 0.07% (c) (Cost $5,682,901)	5,682,901	$5,682,901

Total Investments and Money Market Funds at Value - 100.0% (Cost $8,141,564)		$8,179,679

Liabilities in Excess of Other Assets - 0.0%		(3,680)

Net Assets - 100.0%		$8,175,999

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Fair value priced (Note 1). Fair valued securities totaled $545,809 at March 31, 2010, representing 6.7% of net assets.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2010.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Open Written Option Contracts
March 31, 2010 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/19/2010 at $1,080	5	$49,450	$43,493

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Futures Contracts Sold Short
March 31, 2010 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Future	6/18/2010	10	$385,771	$(936)

See accompanying notes to Schedules of Investments.

Hussman Investment Trust
Hussman Strategic International Equity Fund
Notes to Schedules of Investments
March 31, 2010 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic International Equity Fund (the “Fund”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other U.S. exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices.  Because the value of foreign securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Econometrics Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2010, all options held by Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.  The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less may be determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, option contracts purchased and written by the Fund are classified as Level 2 since the options are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value, pursuant to procedures approved by the Board of Trustees.  Shares of money market funds are classified as Level 2 because their shares are valued at amortized cost, which approximates fair value absent unusual circumstances.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Hussman Investment Trust
Hussman Strategic International Equity Fund
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2010 by security type:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities:
Common Stocks	$1,943,944	$545,809	$-	$2,489,753
Put Option Contracts	-	7,025	-	7,025
Money Market Funds	-	5,682,901	-	5,682,901
Total Investments in Securities	$1,943,944	$6,235,735	$-	$8,179,679

Derivative Instruments:
Liabilities
Futures Contracts Sold Short	$(385,771)	-	-	$(385,771)
Written Call Option Contracts	-	(49,450)	-	(49,450)
Total Investments in Instruments	$(385,771)	$(49,450)	-	$(435,221)

The Fund’s Schedule of Investments identifies the specific securities (by type of security and geographical region) that comprise the Fund’s holdings within the Level 1 and Level 2 categories shown in the table above.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2010:

Cost of portfolio investments, option contracts and futures contracts	$7,713,236

Gross unrealized appreciation	$83,501
Gross unrealized depreciation	(52,279)

Net unrealized appreciation	$31,222

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President

Date          May 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President

Date          May 5, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date _        May 5, 2010

* Print the name and title of each signing officer under his or her signature.